Commitments and contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies
Rental expenses under operating leases	$ 1,474,587	$ 1,712,513	$ 1,011,379
Future lease payments under operating leases
2021	1,650,102
2022	947,794
2023	62,003
Total	2,659,899
Accrued loss	2,000,000.0
Accrued loss contingency	$ 400,000